CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Line Items]
Net income from continuing operations	$ 672,413	$ 308,859
Operating activities
Mine restoration provisions settled (Note 10)	(425)	(124)
Non-cash charges, net (Note 17)	198,058	187,720
Changes in non-cash working capital (Note 17)	86,777	(45,049)
Changes in long-term value added tax receivables	(6,178)	(1,968)
Cash provided by operating activities of continuing operations	950,645	449,438
Cash provided by operating activities of discontinued operations	0	42,535
Cash provided by operating activities	950,645	491,973
Financing activities
Revolving credit facility, drawdowns net of transaction costs (Note 9)	250,000	(5,574)
Repayment of revolving credit facility (Note 9)	(450,000)	(200,000)
Equipment loan facilities, drawdowns net of transaction costs (Note 9)	292,065	3,463
Cash proceeds from stock option exercises (Note 11)	46,152	72,932
Dividends paid (Note 11)	(115,266)	(10,268)
Interest and commitment fees paid	(12,451)	(22,373)
Distributions to non-controlling interests (Note 13)	(9,206)	0
Principal payments on lease arrangements (Note 9)	(3,637)	(3,146)
Restricted cash movement	2,572	1,407
Cash used by financing activities of continuing operations	(278,865)	(187,699)
Cash used by financing activities of discontinued operations	0	(364)
Cash used by financing activities	(278,865)	(188,063)
Investing activities
Cash paid into reclamation accounts	(11,575)	(4,000)
Other	1,667	1,271
Cash used by investing activities of continuing operations	(337,956)	(212,359)
Cash used by investing activities of discontinued operations	0	(54,431)
Cash used by investing activities	(337,956)	(266,790)
Increase in cash and cash equivalents	333,824	37,120
Effect of exchange rate changes on cash and cash equivalents	5,265	724
Cash and cash equivalents, beginning of year	140,596	102,752
Cash and cash equivalents, end of year	479,685	140,596
Equipment loans/finance lease obligations:
Financing activities
Equipment loan facilities, drawdowns net of transaction costs (Note 9)	41,416	3,463
Repayment of equipment loan facilities (Note 9)	(28,445)	(24,140)
Nicaraguan Group
Investing activities
Cash proceeds from sale of Nicaraguan Group, net of transaction costs (Notes 5 and 7)	15,525	51,530
Toega Property
Investing activities
Cash proceeds from sale of Nicaraguan Group, net of transaction costs (Notes 5 and 7)	9,000	0
Gramalote
Investing activities
Expenditures on mining interests	(19,498)	(5,187)
Other
Investing activities
Expenditures on mining interests	(48,182)	(41,147)
Mining property | Fekola
Investing activities
Expenditures on mining interests	(184,037)	(132,847)
Mining property | Masbate
Investing activities
Expenditures on mining interests	(34,041)	(25,894)
Mining property | Otjikoto
Investing activities
Expenditures on mining interests	$ (66,815)	$ (56,085)